CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash flows from operating activities:
Net income	$ 63,064	$ 47,072	$ 16,015
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	10,646	10,078	7,856
Share-based compensation	55,517	35,964	25,237
Amortization of premium (accretion of discount) on marketable securities	(47)	293	382
Deferred income taxes, net	(6,974)	(7,056)	5,856
Amortization of debt discount and issuance costs	1,966
Increase in trade receivables	(24,522)	(3,116)	(11,631)
Increase in prepaid expenses and other current and long-term assets	(14,321)	(11,893)	(3,638)
Increase (decrease) in trade payables	1,571	1,955	(1,288)
Increase in short-term and long-term deferred revenues	40,821	47,818	31,729
Increase in employees and payroll accruals	7,337	6,896	6,316
Increase in accrued expenses and other current and long-term liabilities	6,652	2,114	3,903
Net cash provided by operating activities	141,710	130,125	80,737
Cash flows from investing activities:
Proceeds from (investment in) short-term and long-term deposits	(33,961)	1,600	(20,661)
Investment in marketable securities	(165,714)	(61,118)	(43,604)
Proceeds from maturities of marketable securities	63,489	37,838	17,355
Purchase of property and equipment	(7,036)	(8,613)	(6,757)
Payments for business acquisitions, net of cash acquired (Schedule A)		(18,450)	(41,329)
Net cash used in investing activities	(143,222)	(48,743)	(94,996)
Cash flows from financing activities:
Proceeds from withholding tax related to employee stock plans	1,155
Proceeds from exercise of stock options	24,428	17,980	2,624
Proceeds from the issuance of convertible senior notes, net of issuance costs	560,107
Purchase of capped calls	(53,648)
Net cash provided by financing activities	532,042	17,980	2,624
Increase (decrease) in cash, cash equivalents and restricted cash	530,530	99,362	(11,635)
Cash, cash equivalents and restricted cash at the beginning of the year	261,883	162,521	174,156
Cash, cash equivalents and restricted cash at the end of the year	792,413	261,883	162,521
Non-cash activities:
Lease liabilities arising from obtaining right-of-use-assets	27,926
Non-cash purchase of property and equipment	960	1,613	981
Supplemental disclosure of cash flow activities:
Cash paid during the year for taxes, net	10,548	6,375	3,371
Reconciliation of cash, cash equivalents and restricted cash:
Cash and cash equivalents	792,363	260,636	161,261
Restricted cash included in short-term bank deposits			316
Restricted cash included in other long-term assets	50	1,247	944
Total cash, cash equivalent and restricted cash	792,413	261,883	162,521
Fair value of assets acquired and liabilities assumed at the date of acquisition:
Goodwill	$ 82,400	82,400	69,217
Conjur [Member]
Fair value of assets acquired and liabilities assumed at the date of acquisition:
Working capital, net (excluding $379 and $21 of cash and cash equivalents acquired)			(451)
Property and equipment			12
Goodwill			34,072
Other intangible assets			6,888
Deferred taxes, net			808
Total			$ 41,329
Vaultive [Member]
Fair value of assets acquired and liabilities assumed at the date of acquisition:
Working capital, net (excluding $379 and $21 of cash and cash equivalents acquired)		(996)
Property and equipment		83
Goodwill		13,183
Other intangible assets		5,424
Deferred taxes, net		756
Total		$ 18,450